Net financial income (loss) - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Interest income on cash and cash equivalents	€ 600	€ 1,500
Interest costs	4,174	3,772
Net foreign exchange loss	3,624	324
Short-term bank deposits	24,125		€ 44,427
Foreign exchange gains	47	1,888
USD
Disclosure of financial instruments by type of interest rate [line items]
Net foreign exchange loss	3,600
Short-term bank deposits	3,500	1,100
Foreign exchange gains		1,600
USD | HSBC Bank
Disclosure of financial instruments by type of interest rate [line items]
Short-term bank deposits		500
EIB Loan
Disclosure of financial instruments by type of interest rate [line items]
Interest costs	4,100
Impact of accretion and discounting	1,000	2,700
Increase (decrease) related to adjustments for income forecast projections	1,400	13,500
Adjustment to debt financing related to estimated debt outflows	2,400	10,800
EIB Loan | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 4,100
EIB Loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense		€ 3,700